Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

(19) Subsequent Events

On January 27, 2017, the Company acquired IDV Solutions LLC, or IDV, a provider of threat assessment and operational visualization software, for $21.3 million in cash, with additional time and performance-based cash payments that could result in additional payments of $6.2 million. The Company’s acquisition of IDV has been accounted for as a business combination, and assets acquired and liabilities assumed were recorded at their estimated fair values as of January 27, 2017.